Subsequent events (Details Narrative) - Private Placement - USD ($)				1 Months Ended			12 Months Ended
	Jan. 11, 2024	Jan. 10, 2024	Jan. 09, 2024	Mar. 31, 2024	Jan. 31, 2024	Jul. 31, 2023	Dec. 31, 2023	Jul. 12, 2023	Jul. 11, 2023
L1 Capital Global Opportunities Master Fund
Subsequent Event [Line Items]
Private placement						$ 10,000,000
Private placement, description of transaction						divided into two equal tranches, in the form of Senior Unsecured Original Issue 4% Discount Convertible Promissory Notes. The Notes shall have a 24-month maturity and bear interest at a rate of 4% per annum, subject to adjustment. The Notes will be convertible into ordinary shares of SEALSQ, partially or in full, at an initial conversion price equal to the lesser of (i) USD 30 per ordinary share and (ii) 92% of the lowest daily volume weighted average price
L1 Capital Global Opportunities Master Fund | First Tranche
Subsequent Event [Line Items]
Conversion of debt, amount							$ 4,000,000
Conversion of debt, shares issued							3,940,630
Private placement								$ 5,000,000
Anson Investments Master Fund
Subsequent Event [Line Items]
Private placement									$ 10,000,000
Private placement, description of transaction						divided into two equal tranches, in the form of Senior Unsecured Original Issue 4% Discount Convertible Promissory Notes. The Notes shall have a 24-month maturity and bear interest at a rate of 4% per annum, subject to adjustment. The Notes will be convertible into ordinary shares of SEALSQ, partially or in full, at an initial conversion price equal to the lesser of (i) USD 30 per ordinary share and (ii) 92% of the lowest daily volume weighted average price
Anson Investments Master Fund | First Tranche
Subsequent Event [Line Items]
Conversion of debt, amount							$ 4,175,000
Conversion of debt, shares issued							3,996,493
Subsequent Event | L1 Capital Global Opportunities Master Fund
Subsequent Event [Line Items]
Conversion of debt, amount					$ 1,000,000
Conversion of debt, shares issued					963,326
Subsequent Event | L1 Capital Global Opportunities Master Fund | Third Tranche
Subsequent Event [Line Items]
Private placement			$ 5,000,000	$ 5,000,000
Proceeds from line of credit				$ 5,000,000
Private placement, description of transaction				to be issued and extending the SPA to include up to two additional tranches of funding with a maximum aggregate principal amount of notes of up to USD 5 million per tranche and having substantially similar terms as the third tranche notes as amended
Subsequent Event | L1 Capital Global Opportunities Master Fund | Second Tranche
Subsequent Event [Line Items]
Conversion of debt, amount					$ 3,100,000
Conversion of debt, shares issued					1,822,516
Private placement			5,000,000
Proceeds from line of credit	$ 5,000,000
Subsequent Event | Anson Investments Master Fund | First Tranche
Subsequent Event [Line Items]
Conversion of debt, amount					$ 825,000
Conversion of debt, shares issued					816,990
Subsequent Event | Anson Investments Master Fund | Third Tranche
Subsequent Event [Line Items]
Private placement				$ 5,000,000
Proceeds from line of credit				$ 5,000,000
Private placement, description of transaction				to be issued and extending the SPA to include up to two additional tranches of funding with a maximum aggregate principal amount of notes of up to USD 5 million per tranche and having substantially similar terms as the third tranche notes as amended
Subsequent Event | Anson Investments Master Fund | Second Tranche
Subsequent Event [Line Items]
Conversion of debt, amount					$ 3,000,000
Conversion of debt, shares issued					1,882,674
Private placement			$ 5,000,000
Proceeds from line of credit		$ 5,000,000
Private placement, description of transaction			to be issued and extending the SPA to include a third tranche of funding with a maximum aggregate principal amount of notes of up to USD 5 million and having substantially similar terms as the second tranche notes as amended